INCOME TAX - Reconciliation of income tax expense (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
INCOME TAX
Income tax benefits calculated at PRC statutory rates	$ (701,646)	¥ (4,960,454)	¥ (6,318,111)	¥ (5,679,505)
Nondeductible expenses and others	32,846	232,213	(56,127)	(65,427)
Effect of tax rate differential	284,144	2,008,824	6,378,169	2,009,486
Benefit of revenue exempted from enterprise income tax	(37,703)	(266,548)	(279,352)	(55,748)
Change in valuation allowances	462,293	3,268,287	673,898	3,869,157
Tax refund	0	0		(61,733)
Provision for income tax	$ 39,934	¥ 282,322	¥ 398,477	¥ 16,230